UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4323

                             CDC Nvest Funds Trust I
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                      -------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30, 2004

Date of reporting period: December 31, 2004

ITEM I SCHEDULE OF INVESTMENTS

            LOOMIS SAYLES CORE PLUS BOND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2004
(unaudited)

  PRINCIPAL
    AMOUNT                                           DESCRIPTION                                                VALUE (a)
---------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 97.7% OF TOTAL NET ASSETS
                 AEROSPACE & DEFENSE -- 0.6%
$    1,400,000   Northrop Grumman Corp., Note
                 7.125%, 2/15/2011                                                                            $   1,606,658
                                                                                                              -------------
                 ASSET BACKED SECURITIES -- 7.3%
     2,000,000   American Express Credit Account Master Trust, Series 2003-4, Class A
                 1.690%, 1/15/2009                                                                                1,956,019
       690,000   AmeriCredit Automobile Receivables Trust, Series 2003-D-M, Class A-4
                 2.840%, 8/06/2010                                                                                  682,713
     3,755,000   BMW Vehicle Owner Trust, Series 2004-A, Class A4
                 3.320%, 2/25/2009                                                                                3,738,715
     3,675,000   Citibank Credit Card Issuance Trust, Series 2003-A2, Class A2
                 2.700%, 1/15/2008                                                                                3,658,652
       273,746   Connecticut RRB Special Purpose Trust Connecticut Light &Power, Series
                 2001-1, Class A2
                 5.360%, 3/30/2007                                                                                  275,708
     3,430,000   Countrywide Asset-Backed Certificates, Series 2003-5, Class AF4
                 4.905%, 8/25/2032                                                                                3,461,567
       790,000   Countrywide Asset-Backed Certificates, Series 2004-S1, Class A2
                 3.872%, 3/25/2020                                                                                  788,766
     1,095,000   Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3
                 4.615%, 2/25/2035                                                                                1,086,787
     1,730,000   Ford Credit Auto Owner Trust, Series 2004-A, Class A4
                 3.540%, 11/15/2008                                                                               1,725,500
     1,850,000   Residential Asset Securities Corp., Series 2003-KS10, Class AI4
                 4.470%, 3/25/2032                                                                                1,867,428
     1,000,000   WFS Financial Owner Trust, Series 2004-4, Class A3
                 2.980%, 9/17/2009                                                                                  994,748
       515,000   WFS Financial Owner Trust, Series 2004-4, Class A4
                 3.440%, 5/17/2012                                                                                  512,871
                                                                                                              -------------
                                                                                                                 20,749,474
                                                                                                              -------------
                 AUTOMOTIVE -- 3.5%
     1,510,000   Ford Motor Credit Co., Global Note
                 5.625%, 10/01/2008                                                                     (c)       1,543,472
       715,000   General Motors Acceptance Corp., Note
                 8.000%, 11/01/2031                                                                                 734,938
     4,325,000   General Motors Corp., Senior Note
                 8.375%, 7/15/2033                                                                                4,481,059
     2,880,000   Navistar International Corp., Senior Subordinated Note
                 9.375%, 6/01/2006                                                                                3,081,600
                                                                                                              -------------
                                                                                                                  9,841,069
                                                                                                              -------------
                 BANKING -- 1.2%
     1,400,000   Chevy Chase Bank FSB, Subordinated Note
                 6.875%, 12/01/2013                                                                               1,445,500
       715,000   JPMorgan Chase & Co., Global Subordinated Note
                 5.750%, 1/02/2013                                                                                  757,664
     1,200,000   State Street Institutional Capital A, Series A, Guaranteed Note, 144A
                 7.940%, 12/30/2026                                                                               1,329,373
                                                                                                              -------------
                                                                                                                  3,532,537
                                                                                                              -------------
                 BEVERAGE -- 1.3%
     3,125,000   Cia Brasileira de Bebidas, Guaranteed Note
                 8.750%, 9/15/2013                                                                                3,640,625
                                                                                                              -------------
                 BROKERAGE -- 1.7%
       675,000   Goldman Sachs Group, Inc., Senior Note

                 6.600%, 1/15/2012                                                                                  753,326
     3,815,000   Lehman Brothers Holdings, Inc., Note
                 7.000%, 2/01/2008                                                                                4,168,223
                                                                                                              -------------
                                                                                                                  4,921,549
                                                                                                              -------------
                 CHEMICALS -- 3.5%
       475,000   Eastman Chemical Co., Note
                 3.250%, 6/15/2008                                                                                  463,572
     2,930,000   Eastman Chemical Co., Note
                 6.300%, 11/15/2018                                                                               3,169,818
     1,470,000   ICI Wilmington, Inc., Guaranteed Note
                 5.625%, 12/01/2013                                                                               1,522,467
     2,685,000   IMC Global, Inc., Senior Note
                 10.875%, 6/01/2008                                                                               3,222,000
     1,665,000   Lubrizol Corp.
                 6.500%, 10/01/2034                                                                               1,695,731
                                                                                                              -------------
                                                                                                                 10,073,588
                                                                                                              -------------
                 CONSTRUCTION MACHINERY -- 0.6%
     1,600,000   Case New Holland, Inc., Senior Note, 144A
                 9.250%, 8/01/2011                                                                                1,780,000
                                                                                                              -------------
                 CONSUMER PRODUCTS -- 0.8%
       865,000   Church & Dwight Co Inc., 144A
                 6.000%, 12/15/2012                                                                                 880,137
     1,375,000   Jostens IH Corp., Senior Subordinated Note, 144A
                 7.625%, 10/01/2012                                                                               1,430,000
                                                                                                              -------------
                                                                                                                  2,310,137
                                                                                                              -------------
                 ELECTRIC -- 3.3%
     1,455,000   Duke Energy Corp., Senior Note
                 4.200%, 10/01/2008                                                                               1,466,094
     2,030,000   Empresa Nacional de Electricidad SA, Chile, Note
                 8.350%, 8/01/2013                                                                                2,352,287
     2,150,000   FirstEnergy Corp., Note, Series B
                 6.450%, 11/15/2011                                                                               2,335,910
     1,325,000   Ipalco Enterprises, Inc., Senior Secured Note
                 8.375%, 11/14/2008                                                                               1,490,625
     1,450,000   Southern California Edison Co., Note
                 7.625%, 1/15/2010                                                                                1,668,360
                                                                                                              -------------
                                                                                                                  9,313,276
                                                                                                              -------------
                 FOOD AND BEVERAGE -- 0.5%
       788,000   Dean Foods Co., Senior Note
                 6.900%, 10/15/2017                                                                                 804,745
       702,000   Dean Foods Co., Senior Note
                 8.150%, 8/01/2007                                                                                  765,180
                                                                                                              -------------
                                                                                                                  1,569,925
                                                                                                              -------------
                 GAMING -- 0.2%
       450,000   Harrah's Operating Co., Inc., Guaranteed Senior Note
                 7.500%, 1/15/2009                                                                                  498,665
       185,000   Harrah's Operating Co., Inc., Senior Note
                 7.125%, 6/01/2007                                                                                  198,177
                                                                                                              -------------
                                                                                                                    696,842
                                                                                                              -------------
                 GOVERNMENT AGENCIES -- 7.5%
    10,400,000   FHLMC
                 2.875%, 12/15/2006                                                                     (c)      10,327,034
     2,750,000   FHLMC
                 3.220%, 6/20/2007 (SGD)                                                                (d)       1,738,704
   140,000,000   FNMA
                 1.750%, 3/26/2008 (JPY)                                                                (d)       1,425,377
     6,600,000   FNMA
                 2.290%, 2/19/2009 (SGD)                                                                (d)       4,046,001
     3,710,000   FNMA
                 5.250%, 1/15/2009                                                                      (d)       3,916,647
                                                                                                              -------------
                                                                                                                 21,453,763
                                                                                                              -------------
                 HEALTHCARE -- 1.4%
     3,050,000   HCA, Inc., Note

                 6.950%, 5/01/2012                                                                                3,211,360
       860,000   Wellpoint Inc., 144A
                 3.750%, 12/14/2007                                                                                 859,548
                                                                                                              -------------
                                                                                                                  4,070,908
                                                                                                              -------------
                 HOME CONSTRUCTION -- 1.3%
       595,000   D.R. Horton Inc.
                 5.625%, 9/15/2014                                                                                  593,513
       300,000   D.R. Horton Inc.
                 6.125%, 1/15/2014                                                                                  309,000
     1,415,000   K Hovnanian Enterprises, 144A
                 6.250%, 1/15/2015                                                                                1,390,238
     1,315,000   Pulte Homes, Inc., Senior Note
                 4.875%, 7/15/2009                                                                                1,332,701
                                                                                                              -------------
                                                                                                                  3,625,452
                                                                                                              -------------
                 INDEPENDENT ENERGY -- 0.7%
       480,000   Chesapeake Energy Corp., Senior Note, 144A, Reg S
                 6.375%, 6/15/2015                                                                                  493,200
     1,295,000   Pioneer Natural Resources Co., Senior Note
                 6.500%, 1/15/2008                                                                                1,388,147
                                                                                                              -------------
                                                                                                                  1,881,347
                                                                                                              -------------
                 INDUSTRIAL OTHER -- 1.1%
     2,865,000   Aramark Services, Inc., Guaranteed Note
                 7.000%, 7/15/2006                                                                                3,000,420
                                                                                                              -------------
                 INSURANCE -- 0.6%
     1,850,000   Axis Capital Holdings
                 5.750%, 12/01/2014                                                                               1,857,230
                                                                                                              -------------
                 MEDIA - BROADCASTING & PUBLISHING -- 0.6%
     1,290,000   Time Warner, Inc., Note
                 7.700%, 5/01/2032                                                                                1,577,823
                                                                                                              -------------
                 MEDIA CABLE -- 4.1%
       620,000   Cox Communications Inc., 144A
                 5.450%, 12/15/2014                                                                                 619,976
     2,000,000   CSC Holdings, Inc., Senior Note
                 7.625%, 7/15/2018                                                                                2,115,000
       515,000   CSC Holdings, Inc., Senior Note
                 7.875%, 2/15/2018                                                                                  556,200
     1,055,000   Rogers Cable Inc. Series, 144A
                 6.750%, 3/15/2015                                                                                1,078,738
     4,000,000   Shaw Communications, Inc., Senior Note
                 7.400%, 10/17/2007 (CAD)                                                                         3,566,723
     2,785,000   TeleCommunications, Inc., Note
                 9.800%, 2/01/2012                                                                                3,589,846
                                                                                                              -------------
                                                                                                                 11,526,483
                                                                                                              -------------
                 MEDIA NON CABLE -- 0.5%
     1,435,000   Clear Channel Communications, Inc., Global Note
                 4.250%, 5/15/2009                                                                                1,420,478
                                                                                                              -------------
                 METALS AND MINING -- 0.6%
     1,500,000   International Steel Group, Inc., Note
                 6.500%, 4/15/2014                                                                                1,608,750
                                                                                                              -------------
                 MORTGAGE RELATED -- 23.1%
     2,904,771   FHLMC
                 4.000%, 7/01/2019                                                                                2,841,923
     8,408,924   FHLMC
                 4.500%, with various maturities to 2034                                                (d)       8,304,824
    10,211,797   FHLMC
                 5.000%, with various maturities to 2034                                                (d)      10,232,748
     2,487,459   FHLMC
                 5.500%, with various maturities to 2018                                                (d)       2,571,442
     5,522,765   FNMA

                 4.500%, with various maturities to 2034                                                (d)       5,343,955
     9,254,510   FNMA
                 5.000%, with various maturities to 2034                                                (d)       9,238,041
     8,697,995   FNMA
                 5.500%, with various maturities to 2034                                                (d)       8,883,102
     1,669,387   FNMA
                 6.000%, with various maturities to 2033                                                (d)       1,750,365
     6,157,775   FNMA
                 6.500%, with various maturities to 2034                                                (d)       6,461,072
       611,232   FNMA
                 7.000%, with various maturities to 2030                                                (d)         648,162
       675,188   FNMA
                 7.500%, with various maturities to 2032                                                (d)         723,622
     1,650,000   FNMA (TBA)
                 6.000%, 1/01/2035                                                                                1,705,688
     1,853,177   GNMA
                 5.500%, 2/20/2034                                                                                1,891,936
       748,766   GNMA
                 6.000%, with various maturities to 2032                                                (d)         778,646
     2,284,247   GNMA
                 6.500%, with various maturities to 2032                                                (d)       2,407,202
     1,024,006   GNMA
                 7.000%, with various maturities to 2029                                                (d)       1,091,022
       253,852   GNMA
                 7.500%, with various maturities to 2030                                                (d)         273,385
       120,634   GNMA
                 8.000%, 11/15/2029                                                                                 131,000
       295,346   GNMA
                 8.500%, with various maturities to 2023                                                (d)         324,898
        30,110   GNMA
                 9.000%, with various maturities to 2016                                                (d)          33,693
        83,625   GNMA
                 11.500%, with various maturities to 2015                                               (d)          94,691
                                                                                                              -------------
                                                                                                                 65,731,417
                                                                                                              -------------
                 NON - CAPTIVE CONSUMER FINANCIAL -- 1.4%
     1,305,000   Capital One Bank
                 6.500%, 6/13/2013                                                                                1,425,959
     1,380,000   Countrywide Home Loans, Inc., Note, (MTN)
                 5.500%, 8/01/2006                                                                                1,423,081
       982,000   Household Finance Corp., Note
                 5.750%, 1/30/2007                                                                                1,025,069
                                                                                                              -------------
                                                                                                                  3,874,109
                                                                                                              -------------
                 NON - CAPTIVE DIVERSIFIED FINANCIAL -- 0.5%
       500,000   General Electric Capital Corp., Series E, Note, (MTN)
                 1.725%, 6/27/2008 (SGD)                                                                            301,158
     1,080,000   International Lease Finance Corp., Global Note
                 5.625%, 6/01/2007                                                                                1,128,464
                                                                                                              -------------
                                                                                                                  1,429,622
                                                                                                              -------------
                 OIL & GAS -- 0.7%
     1,750,000   Transocean Sedco Forex, Inc., Note
                 6.625%, 4/15/2011                                                                                1,956,535
                                                                                                              -------------
                 PAPER -- 3.3%
     3,165,000   Abitibi-Consolidated Finance, LP, Note
                 7.875%, 8/01/2009                                                                                3,346,988
     1,495,000   Abitibi-Consolidated, Inc., Note
                 8.550%, 8/01/2010                                                                      (c)       1,620,206
     1,200,000   Georgia-Pacific Corp., Note
                 7.375%, 12/01/2025                                                                               1,311,000
       480,000   Georgia-Pacific Corp., Note
                 8.875%, 5/15/2031                                                                                  600,000
     2,705,000   International Paper Co., Note
                 4.000%, 4/01/2010                                                                                2,651,977
                                                                                                              -------------
                                                                                                                  9,530,171
                                                                                                              -------------

                 PHARMACEUTICALS -- 1.0%
     2,750,000   Valeant Pharmaceuticals International, Senior Note
                 7.000%, 12/15/2011                                                                               2,860,000
                                                                                                              -------------
                 PIPELINES -- 1.2%
       520,000   Enterprise Products Operating, LP, Senior Note, 144A
                 4.625%, 10/15/2009                                                                                 519,185
     2,464,000   Kinder Morgan Energy Partners, LP, Note
                 7.125%, 3/15/2012                                                                      (c)       2,816,899
                                                                                                              -------------
                                                                                                                  3,336,084
                                                                                                              -------------
                 RAILROADS -- 1.3%
     1,155,000   CSX Corp., Note
                 4.875%, 11/01/2009                                                                               1,178,020
     2,350,000   Union Pacific Corp., Senior Note
                 5.375%, 5/01/2014                                                                                2,434,320
                                                                                                              -------------
                                                                                                                  3,612,340
                                                                                                              -------------
                 REAL ESTATE INVESTMENT TRUSTS -- 2.2%
     3,540,000   EOP Operating, LP, Guaranteed Note
                 4.650%, 10/01/2010                                                                               3,556,178
     1,250,000   iStar Financial, Inc., Senior Note
                 6.000%, 12/15/2010                                                                               1,318,534
     1,340,000   Simon Property Group, LP, Note
                 6.375%, 11/15/2007                                                                               1,429,638
                                                                                                              -------------
                                                                                                                  6,304,350
                                                                                                              -------------
                 REFINING -- 0.6%
     1,560,000   Premcor Refining Group (The), Inc., Senior Note
                 7.500%, 6/15/2015                                                                                1,688,700
                                                                                                              -------------
                 SOVEREIGNS -- 3.6%
     3,180,000   Canada Government
                 5.500%, 6/01/2010 (CAD)                                                                (e)       2,858,338
     3,000,000   Pemex Finance, Ltd., Series 1998, Class 18NT
                 9.150%, 11/15/2018                                                                               3,654,840
     3,265,000   Pemex Project Funding Master Trust, Note
                 7.875%, 2/01/2009                                                                                3,668,228
                                                                                                              -------------
                                                                                                                 10,181,406
                                                                                                              -------------
                 SUPERMARKETS -- 2.7%
     1,365,000   Couche-Tard US, LP/Couche-Tard Finance Corp., Senior Subordinated Note
                 7.500%, 12/15/2013                                                                               1,463,963
     2,155,000   Delhaize America, Inc., Note
                 8.125%, 4/15/2011                                                                                2,512,135
       560,000   Delhaize America, Inc., Note
                 9.000%, 4/15/2031                                                                                  724,526
     2,720,000   Fred Meyer, Inc., Note
                 7.450%, 3/01/2008                                                                                2,998,895
                                                                                                              -------------
                                                                                                                  7,699,519
                                                                                                              -------------
                 SUPRANATIONALS -- 1.1%
     2,160,000   Inter-American Development Bank, Note
                 5.500%, 3/30/2010 (EUR)                                                                          3,255,007
                                                                                                              -------------
                 TELECOMMUNICATIONS -- 0.3%
       730,000   Sprint Capital Corp., Note
                 6.125%, 11/15/2008                                                                                 782,870
                                                                                                              -------------
                 TRANSPORTATION SERVICES -- 0.4%
     1,015,000   Overseas Shipholding Group, Senior Note
                 7.500%, 2/15/2024                                                                                1,035,300
                                                                                                              -------------
                 TREASURIES -- 6.7%
     1,210,000   U.S. Treasury Bond
                 5.375%, 2/15/2031                                                                                1,308,407
     1,453,052   U.S. Treasury Inflation Indexed Note
                 2.000%, 7/15/2014                                                                                1,499,142
     1,015,000   U.S. Treasury Note

                 2.625%, 5/15/2008                                                                                  992,321
     3,495,000   U.S. Treasury Note
                 2.750%, 7/31/2006                                                                                3,483,669
     3,105,000   U.S. Treasury Note
                 3.250%, 8/15/2007                                                                      (c)       3,109,608
     8,510,000   U.S. Treasury Note
                 3.500%, 11/15/2006                                                                     (c)       8,581,807
                                                                                                              -------------
                                                                                                                 18,974,954
                                                                                                              -------------
                 WIRELESS -- 0.0%
       100,000   Rogers Wireless Inc.-Series, 144A
                 7.250%, 12/15/2012                                                                                 106,000
                                                                                                              -------------
                 WIRELINES -- 4.7%
     1,095,000   AT&T Corp., Senior Note
                 8.750%, 11/15/2031                                                                               1,307,156
     1,650,000   GTE Corp., Note
                 7.900%, 2/01/2027                                                                                1,805,140
     3,200,000   LCI International, Inc., Senior Note
                 7.250%, 6/15/2007                                                                                3,112,000
     1,240,000   Qwest Corp., Note
                 7.200%, 11/10/2026                                                                               1,190,400
       670,000   Qwest Corp., Note
                 7.250%, 9/15/2025                                                                                  651,575
     2,080,000   Sprint Capital Corp., Note
                 6.875%, 11/15/2028                                                                               2,277,157
     1,045,000   TELUS Corp., Note
                 8.000%, 6/01/2011                                                                                1,238,409
     1,675,000   U.S. West Communications, Inc., Note
                 7.500%, 6/15/2023                                                                      (c)       1,666,625
                                                                                                              -------------
                                                                                                                 13,248,462
                                                                                                              -------------
                 Total Bonds and Notes (Identified Cost $267,430,366)                                           277,665,180
                                                                                                              -------------

  PRINCIPAL
    AMOUNT                                    DESCRIPTION                                                       VALUE (a)
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 11.3%
$    4,144,568   Repurchase Agreement with Investors Bank & Trust Co. dated 12/31/2004 at 1.75% to be repurchased at $4,145,172 on 1/03/2005, collateralized by $4,121,026 Small
                 Business Administration Bond, 4.375%, due 6/25/2027 valued $at $4,351,796                    $   4,144,568
        51,848   Bank of America, 2.26%, due 2/15/2005                                                  (f)          51,848
     1,296,192   Bank of America, 2.27%, due 1/18/2005                                                  (f)       1,296,192
     1,296,192   Bank of Montreal, 2.125%, due 2/02/2005                                                (f)       1,296,192
     2,945,824   Bank of Montreal, 2.26%, due 1/28/2005                                                 (f)       2,945,824
     1,296,192   Bank of Nova Scotia, 2.33%, due 1/13/2005                                              (f)       1,296,192
       518,477   BGI Institutional Money Market Fund                                                    (f)         518,477
     1,036,954   BNP Paribas, 2.295%, due 2/23/2005                                                     (f)       1,036,954
       518,477   Calyon, 2.27%, due 1/20/2005                                                           (f)         518,477
     3,629,339   Calyon, 2.34%, due 2/02/2005                                                           (f)       3,629,339
       244,980   Calyon, 2.435%, due 3/16/2005                                                          (f)         244,980
       777,716   Federal Home Loan Bank, 2.184%, due 1/05/2005                                          (f)         777,716
     1,265,084   Fortis Bank, 2.14%, due 1/12/2005                                                      (f)       1,265,084
     1,296,192   Fortis Bank, 2.20%, due 2/11/2005                                                      (f)       1,296,192
     2,265,744   Goldman Sachs Group Inc., 2.353%, due 1/03/2005                                        (f)       2,265,744
       518,477   HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005                                   (f)         518,477
       518,477   Lloyds TSB Bank, 2.28%, due 2/02/2005                                                  (f)         518,477
       323,254   Merrill Lynch Premier Institutional Fund                                               (f)         323,254
     1,555,431   Merrimac Cash Fund-Premium Class                                                       (f)       1,555,431
       259,239   Ranger Funding, 2.271%, due 1/14/2005                                                  (f)         259,239
     2,073,908   Royal Bank of Canada, 2.25%, due 1/19/2005                                             (f)       2,073,908
     1,296,192   Royal Bank of Scotland, 2.36%, due 2/17/2005                                           (f)       1,296,192
     1,650,000   U.S. Treasury Bill, 1.935%, due 1/13/2005                                              (g)       1,648,936
       518,477   Wells Fargo, 2.27%, due 1/25/2005                                                      (f)         518,477
       777,716   Wells Fargo, 2.32%, due 1/14/2005                                                      (f)         777,716
                                                                                                              -------------
                 Total Short Term Investments (Identified Cost $32,073,885)                                      32,073,886
                                                                                                              -------------

                 Total Investments -- 109.0%
                 (Identified Cost $299,504,251) (b)                                                             309,739,066
                 Other assets less liabilities                                                                  (25,558,812)
                                                                                                              -------------
                 Total Net Assets -- 100%                                                                     $ 284,180,254
                                                                                                              =============

(a) Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, pursuant to procedures approved by the Board of Trustees.

(b)              Federal Tax Information:

                 At December 31, 2004, the net unrealized appreciation on investments based on cost of $300,619,680 for federal income tax purposes was as follows:

                 Aggregate gross unrealized appreciation for all investments in
                 which there is an excess of value over tax cost                                              $  10,760,042
                 Aggregate gross unrealized depreciation for all investments in
                 which there is an excess of tax cost over value                                                 (1,640,656)
                                                                                                              -------------
                 Net unrealized appreciation                                                                  $   9,119,386
                                                                                                              =============

(c) All or a portion of this security was on loan to brokers at December 31, 2004.

(d) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(e) All or a portion of this has been segregated to cover collateral requirements on TBA obligations

(f)              Represents investments of securities lending collateral.

(g)              Rate is yield to maturity.

FHLMC            Federal Home Loan Mortgage Corporation

FNMA             Federal National Mortgage Association

GNMA             Government National Mortgage Association

MTN              Medium Term Note

TBA To Be Announced. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,486,395 or 3.7% of net assets.

CAD - Canadian Dollar

EUR - Euro

JPY - Japanese Yen

SGD - Singapore Dollar

       LOOMIS SAYLES GOVERNMENT SECURITIES FUND -- SCHEDULE OF INVESTMENTS

INVESTMENTS AS OF DECEMBER 31, 2004
(UNAUDITED)

  PRINCIPAL
    AMOUNT                                     DESCRIPTION                                                      VALUE (a)
---------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 101.8% OF TOTAL NET ASSETS
                 GOVERNMENT AGENCIES -- 1.0%
$      600,000   FNMA
                 6.625%, 9/15/2009                                                                            $     669,945
                                                                                                              -------------
                 MORTGAGE RELATED -- 16.0%
     3,947,800   FNMA
                 5.500%, with various maturities to 2034                                                (c)       4,011,285
       266,201   FNMA
                 6.500%, 11/01/2031                                                                                 279,451
       182,843   FNMA
                 7.500%, 12/01/2030                                                                                 195,915
     4,225,000   FNMA (TBA)
                 4.500%, 1/01/2035                                                                                4,082,406
     1,214,562   GNMA
                 6.500%, 5/15/2031                                                                                1,279,680
         9,498   GNMA
                 8.500%, 2/15/2006                                                                                    9,851
        71,222   GNMA
                 9.000%, with various maturities to 2009                                                (c)          76,646
        23,057   GNMA
                 9.500%, 8/15/2009                                                                                   25,238
         2,019   GNMA
                 10.000%, 9/15/2016                                                                                   2,242
         3,993   GNMA
                 12.500%, 6/15/2014                                                                                   4,564
                                                                                                              -------------
                                                                                                                  9,967,278
                                                                                                              -------------
                 TREASURIES -- 84.8%
     2,805,000   U.S. Treasury Bond
                 5.250%, 2/15/2029                                                                                2,942,400
    12,350,000   U.S. Treasury Bond
                 7.250%, 5/15/2016                                                                      (d)      15,458,730
    10,000,000   U.S. Treasury Bond
                 8.750%, 5/15/2017                                                                               14,012,110
    13,771,088   U.S. Treasury Inflation Indexed Bond
                 2.375%, 1/15/2025                                                                               14,725,920
     2,440,000   U.S. Treasury Note
                 1.625%, 9/30/2005                                                                                2,421,986
     4,000,000   U.S. Treasury STRIPS, Zero Coupon
                 11/15/2014                                                                                       3,335,984
                                                                                                              -------------
                                                                                                                 52,897,130
                                                                                                              -------------
                 Total Bonds and Notes (Identified Cost $59,724,349)                                             63,534,353
                                                                                                              -------------

  PRINCIPAL
    AMOUNT                                     DESCRIPTION                                                      VALUE (a)
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 15.8%
$      220,057   Repurchase Agreement with Investors Bank & Trust Co. dated 12/31/2004 at 1.75% to be repurchased at $220,089 on 1/03/2005, collateralized by
                 $213,979 Small Business Administration Bond, 5.625% due 6/25/2016
                 valued at $231,060                                                                           $     220,057
        10,985   Bank of America, 2.26%, due 2/15/2005                                                  (e)          10,985
       274,623   Bank of America, 2.27%, due 1/18/2005                                                  (e)         274,623
       274,623   Bank of Montreal, 2.125%, due 2/02/2005                                                (e)         274,623
       624,129   Bank of Montreal, 2.26%, due 1/28/2005                                                 (e)         624,129
       274,623   Bank of Nova Scotia, 2.33%, due 1/13/2005                                              (e)         274,623
       109,849   BGI Institutional Money Market Fund                                                    (e)         109,849
       219,698   BNP Paribas, 2.295%, due 2/23/2005                                                     (e)         219,698
       109,849   Calyon, 2.27%, due 1/20/2005                                                           (e)         109,849
       768,945   Calyon, 2.34%, due 2/02/2005                                                           (e)         768,945
        51,904   Calyon, 2.435%, due 3/16/2005                                                          (e)          51,904
       164,774   Federal Home Loan Bank, 2.184%, due 1/05/2005                                          (e)         164,774
       268,032   Fortis Bank, 2.14%, due 1/12/2005                                                      (e)         268,032
       274,623   Fortis Bank, 2.20%, due 2/11/2005                                                      (e)         274,623
       480,041   Goldman Sachs Group Inc., 2.353%, due 1/03/2005                                        (e)         480,041
       109,850   HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005                                   (e)         109,850
       109,849   Lloyds TSB Bank, 2.28%, due 2/02/2005                                                  (e)         109,849
        68,487   Merrill Lynch Premier Institutional Fund                                               (e)          68,487
       329,548   Merrimac Cash Fund-Premium Class                                                       (e)         329,548
        54,925   Ranger Funding, 2.271%, due 1/14/2005                                                  (e)          54,925
       439,397   Royal Bank of Canada, 2.25%, due 1/19/2005                                             (e)         439,397
       274,623   Royal Bank of Scotland, 2.36%, due 2/17/2005                                           (e)         274,623
     4,080,000   U.S. Treasury Bill, 1.925%, due 1/13/2005                                              (f)       4,077,382
       109,849   Wells Fargo, 2.27%, due 1/25/2005                                                      (e)         109,849
       164,774   Wells Fargo, 2.32%, due 1/14/2005                                                      (e)         164,774
                                                                                                              -------------
                 Total Short Term Investments (Identified Cost $9,865,439)                                        9,865,439
                                                                                                              -------------
                 Total Investments -- 117.6%
                 (Identified Cost $69,589,788) (b)                                                               73,399,792
                 Other assets less liabilities                                                                  (11,007,854)
                                                                                                              -------------
                 Total Net Assets -- 100%                                                                     $  62,391,938
                                                                                                              =============

(a) Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, pursuant to procedures approved by the Board of Trustees.

(b)              Federal Tax Information:

                 At December 31, 2004, the net unrealized appreciation on investments based on cost of $70,529,984 for federal income tax purposes was as follows:

                 Aggregate gross unrealized appreciation for all investments in
                 which there is an excess of value over tax cost                                              $   2,951,229
                 Aggregate gross unrealized depreciation for all investments in
                 which there is an excess of tax cost over value                                                    (81,421)
                                                                                                              -------------
                 Net unrealized appreciation                                                                  $   2,869,808
                                                                                                              =============

(c) The Fund's investment in mortgage related securities of the Federal National Mortgage Association and the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer and for United States Treasury Bonds which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(d) All or a portion of this security was on loan to brokers at December 31, 2004.

(e)              Represents investments of securities lending collateral.

(f)              Rate is yield to maturity.

FNMA             Federal National Mortgage Association

GNMA             Government National Mortgage Association

STRIPS           Separate Trading of Registered Interest and Principal of
                 Securities

TBA To Be Announced. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        CDC Nvest Funds Trust I

                                        By:    /s/ John T. Hailer
                                               ------------------------------
                                        Name:  John T. Hailer
                                        Title: President and Chief
                                               Executive Officer
                                        Date:  February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:    /s/ John T. Hailer
                                               ------------------------------
                                        Name:  John T. Hailer
                                        Title: President and Chief
                                               Executive Officer
                                        Date:  February 18, 2005

                                        By:    /s/ Michael C. Kardok
                                               ------------------------------
                                        Name:  Michael C. Kardok
                                        Title: Treasurer
                                        Date:  February 18, 2005